Annual Total Returns[BarChart] - PIMCO Long-Term Real Return Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.06%	13.69%	(16.51%)	10.81%	(6.65%)	7.88%	8.83%	(6.52%)	17.10%	27.21%